Other Receivables (Tables)	6 Months Ended
Jul. 31, 2026
Other Receivables
Schedule of other receivables

	July 31,	January 31,
	2026	2026
Net working capital adjustments receivable from acquisitions	26	72
Other receivables	25,672	26,381
	25,698	26,453